Income Taxes (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Provision for Income Taxes
Provision for Income Taxes

(Canadian $ in millions)	2020	2019	2018
Consolidated Statement of Income
Current
Provision for income taxes for the current period	1,154	1,198	1,340
Adjustments for prior periods	10	(14)	20
Deferred
Origination and reversal of temporary differences	91	327	268
Effect of changes in tax rates	(4)	3	425
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	–	–	(92)
	1,251	1,514	1,961
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI debt securities	143	140	(69)
Reclassification to earnings of (gains) on FVOCI debt securities	(25)	(26)	(23)
Gains (losses) on derivatives designated as cash flow hedges	541	521	(432)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	(16)	51	121
Unrealized (losses) on hedges of net foreign operations	(35)	(4)	(56)
Gains (losses) on remeasurement of pension and other employee future benefit plans	(88)	(196)	111
Gains ( l osses) on remeasurement of own credit risk on financial liabilities designated at fair value	(10)	27	(6)
Unrealized gains on FVOCI equity securities	–	1	–
Share-based compensation	3	–	10
	513	514	(344)
Total provision for income taxes	1,764	2,028	1,617

Components of Total Provision for Income Taxes (Canadian $ in millions)	2020	2019	2018
Canada: Current income taxes
Federal	694	791	501
Provincial	402	465	299
	1,096	1,256	800
Canada: Deferred income taxes
Federal	(11)	(113)	(44)
Provincial	(6)	(66)	(27)
	(17)	(179)	(71)
Total Canadian	1,079	1,077	729
Foreign: Current income taxes	450	308	233
Deferred income taxes	235	643	655
Total foreign	685	951	888
Total provision for income taxes	1,764	2,028	1,617

Summary of Reconciliation of Effective Tax Rates
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective income tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2020		2019		2018
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,688	26.6%	1,934	26.6%	1,972	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(247)	(3.9)	(220)	(3.0)	(226)	(3.0)
Foreign operations subject to different tax rates	(175)	(2.8)	(158)	(2.2)	(110)	(1.5)
Change in tax rate for deferred income taxes	(4)	(0.1)	3	–	425	5.7
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	–	–	–	–	(92)	(1.2)
Income attributable to investments in associates and joint ventures	(39)	(0.6)	(37)	(0.5)	(39)	(0.5)
Other	28	0.5	(8)	(0.1)	31	0.4
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	1,251	19.7%	1,514	20.8%	1,961	26.5%

Summary of Components of Deferred Income Tax Balances

Components of Deferred Income Tax Balances

(Canadian $ in millions)
Deferred Income Tax Asset (Liability)	Net asset, November 1, 2019 (1)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2020
Allowance for credit losses	511	334	–	4	849
Employee future benefits	325	11	1	–	337
Deferred compensation benefits	483	(69)	–	2	416
Other comprehensive income	(143)	–	(218)	3	(358)
Tax loss carryforwards	145	(59)	–	1	87
Tax credits	189	(189)	–	31	31
Premises and equipment	(282)	(78)	–	(1)	(361)
Pension benefits	27	(35)	86	–	78
Goodwill and intangible assets	(217)	(18)	–	(2)	(237)
Securities	50	(39)	–	–	11
Other	441	55	–	16	512
Net deferred tax assets (liabilities)	1,529	(87)	(131)	54	1,365
Comprising
Deferred tax assets	1,589				1,473
Deferred tax liabilities	(60)				(108)
Net deferred tax assets (liabilities)	1,529				1,365

(Canadian $ in millions)
Deferred Income Tax Asset (Liability)	Net asset, November 1, 2018	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2019
Allowance for credit losses	484	23	–	4	511
Employee future benefits	282	12	31	–	325
Deferred compensation benefits	494	(12)	–	1	483
Other comprehensive income	195	–	(331)	(7)	(143)
Tax loss carryforwards	606	(462)	–	1	145
Tax credits	415	(228)	–	2	189
Premises and equipment	(515)	234	–	(1)	(282)
Pension benefits	(121)	(18)	166	–	27
Goodwill and intangible assets	(201)	(14)	–	(2)	(217)
Securities	38	12	–	–	50
Other	288	123	–	9	420
Net deferred tax assets (liabilities)	1,965	(330)	(134)	7	1,508
Comprising
Deferred tax assets	2,039				1,568
Deferred tax liabilities	(74)				(60)
Net deferred tax assets (liabilities)	1,965				1,508
(1)	Includes IFRS 16 adoption adjustment of $21 million (refer to Note 1).